Weighted average life of loan subject to FDIC Agreement (Detail) (Covered Loans [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commercial Loans [Member]
Loss Share Indemnification Asset [Line Items]
Weighted Average Life Of Loan Subject To F D I C Agreement	0 years 0 months 2347 days	0 years 0 months 2701 days
Consumer [Member]
Loss Share Indemnification Asset [Line Items]
Weighted Average Life Of Loan Subject To F D I C Agreement	0 years 0 months 1142 days	0 years 0 months 1062 days
Construction [Member]
Loss Share Indemnification Asset [Line Items]
Weighted Average Life Of Loan Subject To F D I C Agreement	0 years 0 months 475 days	0 years 0 months 993 days
Mortgages [Member]
Loss Share Indemnification Asset [Line Items]
Weighted Average Life Of Loan Subject To F D I C Agreement	0 years 0 months 2522 days	0 years 0 months 2544 days